Exploration and Evaluation Expenditures - Summary of Company's Exploration and Evaluation Expenditures (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Exploration and evaluation expenditures	$ 0	$ 0	$ 0	$ 3,764,000
Consulting and salaries [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Exploration and evaluation expenditures	0	0	0	2,406,000
Engineering [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Exploration and evaluation expenditures	0	0	0	782,000
Permitting and environmental [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Exploration and evaluation expenditures	0	0	0	268,000
Field supplies and other [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Exploration and evaluation expenditures	0	0	0	14,000
Depreciation [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Exploration and evaluation expenditures	0	0	0	196,000
Drilling and geological expenses [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Exploration and evaluation expenditures	$ 0	$ 0	$ 0	$ 98,000